Summary of personnel expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Salaries and wages	€ 6,163	€ 5,859	€ 6,318
Defined contribution plans	242	249	239
Defined benefit plan	157	155	192
Share-based payments	239	201	148
Social security costs	762	830	835
Total	€ 7,563	€ 7,294	€ 7,732